Bank borrowings - General (Details) ¥ in Millions, $ in Millions			2 Months Ended	12 Months Ended		24 Months Ended	51 Months Ended
		May 31, 2023	May 31, 2023	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	May 31, 2023	Jun. 30, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Apr. 30, 2017 USD ($)
Bank borrowings
Current bank borrowings				¥ 7,466	¥ 8,841			$ 1,087
Non-current bank borrowings				52,023	38,244			7,575
Bank borrowings
Bank borrowings
Non-current bank borrowings				52,023	38,244
Collateral amount pledged				23,767	19,617
Short-term other borrowings | Bank loans
Bank borrowings
Current bank borrowings	[1]			7,466	8,841
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Non-current bank borrowings	[2]			¥ 27,393	¥ 25,331
Principal amount | $								$ 4,000	$ 4,000
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate				0.85%	0.85%
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR | Subsequent event
Bank borrowings
Spread over variable rate			0.85%
US$4.0 billion syndicated loan denominated in US$ | Bank loans | SOFR | Subsequent event
Bank borrowings
Spread over variable rate		0.80%
Long-term other borrowings | Bank loans
Bank borrowings
Non-current bank borrowings	[3]			¥ 24,630	¥ 12,913
Long-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year				3.80%	4.10%
Short-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year				2.70%	2.80%
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates				1.60%	0.60%			1.60%	0.60%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates				12.50%	12.50%			12.50%	12.50%
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $										$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate							0.95%
USD6.5 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $							$ 6,500
USD6.5 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate						0.80%
USD6.5 billion revolving credit facility agreement | Bank facility | SOFR | Scenario Forecast
Bank borrowings
Spread over variable rate		0.80%

[1]	As of March 31, 2022 and 2023, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 0.6% to 12.5% and 1.6% to 12.5% per annum, respectively. As of March 31, 2022 and 2023, the weighted average interest rate of these borrowings was 2.8% and 2.7% per annum, respectively. The borrowings are primarily denominated in RMB.
[2]	As of March 31, 2022 and 2023, the Company had a US$4.0 billion syndicated loan, which was initially entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR with maturity in May 2024. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions). In May 2023, the loan terms were modified such that the interest rate of the loan was adjusted to 80 basis points over Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread and the maturity of the loan was extended to May 2028 in July 2023.
[3]	As of March 31, 2022 and 2023, the Company had long-term borrowings from banks with weighted average interest rates of 4.1% and 3.8% per annum, respectively. The borrowings are primarily denominated in RMB.